Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 10,329	$ 9,103	$ 10,256	$ 11,720	$ 10,808	$ 9,406
Interest-bearing deposits with financial institutions		52,126	70,198	55,711
Total	[2]	$ 62,455	$ 79,301	$ 65,967

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).
[2]	Net of allowances of $3 (April 30, 2026 – $3; October 31, 2025 – $4).